Commitments and Contingencies - Other Commercial Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Total	$ 21.6			$ 9.7
Restricted cash	0.0			10.5
DNB guarantees & letters of credit
Other Commitments [Line Items]
Principal		$ 25.0
New DNB Facility
Other Commitments [Line Items]
Principal		$ 175.0	$ 150.0
Bank guarantees and performance bonds
Other Commitments [Line Items]
Total	21.6			9.7
Bank Guarantees
Other Commitments [Line Items]
Restricted cash	$ 0.0			$ 10.1